JPMorgan Floating Rate Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2021 (Unaudited)

Investments	Principal Amount ($000)	Value ($000)
LOAN ASSIGNMENTS — 84.9%(a)
Aerospace & Defense — 1.4%
Spirit Aerosystems, Inc., Term Loan B (ICE LIBOR USD 1 Month + 3.75%), 4.25%, 1/15/2025(b)	1,509	1,507
TransDigm Group, Inc., 1st Lien Term Loan F (ICE LIBOR USD 1 Month + 2.25%), 2.34%, 12/9/2025(b)	3,309	3,238
Ultra Resources, Inc., 1st Lien Term Loan B (ICE LIBOR USD 3 Month + 3.75%), 4.25%, 11/17/2028(b)(c)	2,685	2,675
Vertex Aerospace, 1st Lien Term Loan B (ICE LIBOR USD 3 Month + 4.00%), 4.75%, 10/27/2028(b)(c)	2,127	2,112

		9,532

Airlines — 0.4%
WestJet Airlines Ltd., 1st Lien Term Loan (Canada) (ICE LIBOR USD 3 Month + 3.00%), 4.00%, 12/11/2026(b)	2,609	2,514

Auto Components — 2.3%
Adient US LLC, Term Loan B (ICE LIBOR USD 1 Month + 3.50%), 3.59%, 4/10/2028(b)	2,729	2,720
Dexko Global Inc., Delay Draw Term Loan B-1 (3-MONTH UNFND + 0.00%), 4.25%, 10/4/2028(b)(c)	286	283
Dexko Global, Inc., 1st Lien Term Loan B (ICE LIBOR USD 3 Month + 3.75%), 4.25%, 10/4/2028(b)	2,312	2,289
Tenneco, Inc., 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 3.00%), 3.09%, 10/1/2025(b)	3,422	3,355
Truck Hero, Inc., 1st Lien Term Loan (ICE LIBOR USD 1 Month + 3.25%), 4.00%, 1/31/2028(b)	3,759	3,726
Wheel Pros, Inc., 1st Lien Term Loan (ICE LIBOR USD 1 Month + 4.50%), 5.25%, 5/11/2028(b)	2,937	2,916

		15,289

Automobiles — 0.2%
Holley, Inc., 1st Lien Term Loan B (ICE LIBOR USD 3 Month + 3.75%), 4.50%, 11/17/2028(b)(c)	1,333	1,325

Beverages — 0.6%
Triton Water Holdings, 1st Lien Term Loan B (ICE LIBOR USD 3 Month + 3.50%), 4.00%, 3/31/2028(b)(c)	4,119	4,097

Building Products — 0.9%
Advanced Drainage Systems, Inc., 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 2.25%), 2.38%, 7/31/2026(b)	1,213	1,208
Quikrete Holdings, Inc., 1st Lien Term Loan B (ICE LIBOR USD 3 Month + 2.75%), 2.75%, 2/21/2028(b)(c)	2,975	2,952
Summit Materials LLC, Term Loan (ICE LIBOR USD 1 Month + 2.00%), 2.09%, 11/21/2024(b)	1,818	1,813

		5,973

Capital Markets — 0.4%
Duff & Phelps Corp., 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 3.75%), 4.75%, 4/9/2027(b)	2,614	2,609

Chemicals — 4.2%
Axalta Coating Systems US Holdings, Inc., Term Loan B (ICE LIBOR USD 3 Month + 1.75%), 1.88%, 6/1/2024(b)	1,589	1,581
Gates Global LLC, 1st Lien Term Loan (ICE LIBOR USD 1 Month + 2.50%), 3.25%, 3/31/2027(b)	4,732	4,688
Gemini HDPE LLC, 1st Lien Term Loan B (ICE LIBOR USD 3 Month + 3.00%), 3.50%, 12/31/2027(b)	2,802	2,785
INEOS Enterprises Holdings Ltd., 1st Lien Term Loan B (ICE LIBOR USD 3 Month + 3.50%), 4.50%, 8/28/2026(b)	2,255	2,252
INEOS US Finance LLC, 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 2.50%), 3.00%, 11/8/2028(b)(c)	2,350	2,335
INEOS US Petrochem LLC, 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 2.75%), 3.25%, 1/29/2026(b)	1,496	1,491
Momentive Performance Materials, Inc., 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 3.25%), 3.35%, 5/15/2024(b)	2,108	2,098
Pelican Products, Inc., 1st Lien Term Loan B (ICE LIBOR USD 3 Month + 3.50%), 4.50%, 5/1/2025(b)	2,379	2,379

JPMorgan Floating Rate Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2021 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Pelican Products, Inc., 2nd Lien Term Loan (ICE LIBOR USD 3 Month + 7.75%), 8.75%, 5/1/2026(b)	2,205	2,194
PQ Corp., 1st Lien Term Loan B (ICE LIBOR USD 3 Month + 2.75%), 3.25%, 6/9/2028(b)	2,584	2,575
Solenis International, L.P., 1st Lien Term Loan B (ICE LIBOR USD 3 Month + 3.75%), 4.25%, 11/9/2028(b)	2,177	2,157
Trinseo Materials Operating SCA, 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 2.00%), 2.09%, 9/6/2024(b)	1,234	1,220

		27,755

Commercial Services & Supplies — 2.8%
Allied Universal Holdco LLC, 1st Lien Term Loan B (ICE LIBOR USD 3 Month + 3.75%), 4.25%, 5/12/2028(b)	3,714	3,679
Garda World Security, 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 4.25%), 4.35%, 10/30/2026(b)	2,000	1,995
Harsco Corp., Term Loan B-3 (ICE LIBOR USD 1 Month + 2.25%), 2.75%, 3/10/2028(b)	2,051	2,027
Madison IAQ LLC, 1st Lien Term Loan (ICE LIBOR USD 3 Month + 3.25%), 3.75%, 6/21/2028(b)	3,904	3,868
Nielsen Holdings plc, Term Loan B (ICE LIBOR USD 1 Month + 4.00%), 4.09%, 3/6/2028(b)	2,129	2,121
Prime Security Services Borrower LLC, 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 2.75%; ICE LIBOR USD 3 Month + 2.75%), 3.50%, 9/23/2026(b)	4,723	4,696

		18,386

Communications Equipment — 1.2%
API Group DE, 1st Lien Term Loan (ICE LIBOR USD 1 Month + 2.50%), 2.59%, 10/1/2026(b)	3,175	3,161
CommScope, Inc., 1st Lien Term Loan B-2 (Netherlands) (ICE LIBOR USD 1 Month + 3.25%), 3.34%, 4/6/2026(b)(c)	5,009	4,875

		8,036

Construction & Engineering — 1.3%
Osmose Holdings, Inc., 1st Lien Term Loan (ICE LIBOR USD 1 Month + 3.25%), 3.75%, 6/23/2028(b)	3,260	3,230
Pike Corp., Delayed Draw Term Loan B (ICE LIBOR USD 1 Month + 3.00%), 3.10%, 1/21/2028(b)	3,383	3,358
Zekelman Industries, Inc., 1st Lien Term Loan (ICE LIBOR USD 1 Month + 2.00%), 2.09%, 1/24/2027(b)	1,802	1,782

		8,370

Containers & Packaging — 3.7%
Altium Packaging LLC, 1st Lien Term Loan (ICE LIBOR USD 1 Month + 2.75%), 3.25%, 2/3/2028(b)	2,726	2,676
Bway Holding Co., 1st Lien Term Loan (ICE LIBOR USD 1 Month + 3.25%), 3.35%, 4/3/2024(b)	4,547	4,452
Graham Packaging, 1st Lien Term Loan (ICE LIBOR USD 1 Month + 3.00%), 3.75%, 8/4/2027(b)	4,354	4,317
LABL, Inc., 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 5.00%), 5.50%, 10/29/2028(b)	2,996	2,978
Pactiv Evergreen Group Holdings, Inc., 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 3.50%; ICE LIBOR USD 3 Month + 3.50%), 4.00%, 9/24/2028(b)	2,803	2,785
Reynolds Group Holdings, Inc., 1st Lien Term Loan (ICE LIBOR USD 1 Month + 3.25%), 3.34%, 2/5/2026(b)	3,295	3,260
Ring Container Technologies Group, LLC, 1st Lien Term Loan B (ICE LIBOR USD 3 Month + 3.75%), 4.25%, 8/12/2028(b)	1,890	1,881
Tekni-Plex, Inc., 1st Lien Term Loan (ICE LIBOR USD 3 Month + 4.00%), 4.50%, 9/15/2028(b)(c)	2,057	2,051
Tekni-Plex, Inc., Delayed Draw Term Loan B (3-MONTH UNFND + 2.00%), 4.50%, 9/15/2028(b)(c)	102	102

		24,502

Diversified Consumer Services — 2.2%
Conservice LLC, 1st Lien Term Loan (ICE LIBOR USD 3 Month + 4.25%), 4.38%, 5/13/2027(b)	3,188	3,168
Ensemble RCM LLC, 1st Lien Term Loan (ICE LIBOR USD 3 Month + 3.75%), 3.88%, 8/3/2026(b)	1,558	1,552
Interior Logic Group, 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 3.50%), 4.25%, 4/3/2028(b)	3,022	2,944

JPMorgan Floating Rate Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2021 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Spin Holdco, Inc., Term Loan B (ICE LIBOR USD 3 Month + 4.00%), 4.75%, 3/4/2028(b)	3,085	3,081
St. George’s University Scholastic Services LLC, Term Loan B (ICE LIBOR USD 1 Month + 3.25%), 3.35%, 7/17/2025(b)	4,140	4,115

		14,860

Diversified Financial Services — 0.9%
Quidditch Acquisition, Inc., 1st Lien Cov-Lite Term Loan (ICE LIBOR USD 1 Month + 7.00%), 8.00%, 3/21/2025(b)	1,563	1,525
Sabre Holdings Corp., 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 3.50%), 4.00%, 12/17/2027(b)	2,594	2,553
Trans Union LLC, Term Loan B6 (ICE LIBOR USD 3 Month + 2.25%), 2.75%, 11/17/2028(b)(c)	2,101	2,087

		6,165

Diversified Telecommunication Services — 2.8%
CenturyLink, Inc., 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 2.25%), 2.34%, 3/15/2027(b)	2,656	2,601
Cincinnati Bell Inc., 1st Lien Term Loan B2 (ICE LIBOR USD 3 Month + 3.25%), 3.75%, 11/22/2028(b)(c)	2,234	2,222
Intelsat Jackson Holdings SA, 1st Lien Term Loan (Luxembourg) (1-MONTH PRIME + 4.75%), 8.00%, 11/27/2023(b)	9,050	9,065
MetroNet Systems Holdings LLC, 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 3.75%), 4.50%, 6/2/2028(b)	2,010	2,004
Numericable US LLC, 1st Lien Term Loan B (France) (ICE LIBOR USD 3 Month + 3.69%), 3.81%, 1/31/2026(b)	2,660	2,631

		18,523

Electric Utilities — 2.0%
Astoria Energy LLC, 1st Lien Term Loan B (ICE LIBOR USD 3 Month + 3.50%), 4.50%, 12/10/2027(b)	3,854	3,841
Carroll County Energy LLC, 1st Lien Term Loan B (ICE LIBOR USD 3 Month + 3.50%), 3.63%, 2/16/2026(b)	2,722	2,654
Exelon Corp., 1st Lien Term Loan B (ICE LIBOR USD 3 Month + 2.50%), 3.50%, 12/15/2027(b)	3,980	3,975
PG&E Corp., Exit Term Loan (ICE LIBOR USD 3 Month + 3.00%), 3.50%, 6/23/2025(b)	3,150	3,110

		13,580

Electrical Equipment — 1.6%
Brookfield WEC Holdings, Inc., 1st Lien Term Loan (ICE LIBOR USD 1 Month + 2.75%), 3.25%, 8/1/2025(b)	6,010	5,925
Cortes NP Acquisition Corp., 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 2.75%), 2.84%, 3/2/2027(b)	4,423	4,381

		10,306

Electronic Equipment, Instruments & Components — 0.6%
Ingram Micro, 1st Lien Term Loan B (ICE LIBOR USD 3 Month + 3.50%), 4.00%, 6/30/2028(b)	2,993	2,985
Mirion Technologies, Inc., 1st Lien Term Loan (ICE LIBOR USD 2 Month + 2.75%), 1.63%, 10/20/2028(b)(c)	964	957

		3,942

Energy Equipment & Services — 0.3%
Medallion Midland Acquisition LLC, 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 3.75%), 4.50%, 10/18/2028(b)	1,967	1,954

Entertainment — 1.8%
Banijay Entertainment, 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 3.75%), 3.84%, 3/1/2025(b)	2,624	2,604
Cineworld Finance US, Inc., 1st Lien Term Loan B (United Kingdom) (ICE LIBOR USD 3 Month + 2.50%), 3.50%, 2/28/2025(b)	1,626	1,307
Cineworld Finance US, Inc., 1st Lien Term Loan B (3-MONTH FIXED LIBOR + 7.00%), 15.25%, 5/23/2024(b)	203	241
Delta 2 (Lux) SARL, 1st Lien Term Loan B (United Kingdom) (ICE LIBOR USD 1 Month + 2.50%), 3.50%, 2/1/2024(b)	2,466	2,449
NAI Entertainment Holdings LLC, 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 2.50%), 3.50%, 5/8/2025(b)	1,383	1,355
WMG Acquisition Corp., 1st Lien Term Loan G (ICE LIBOR USD 1 Month + 2.13%), 2.22%, 1/20/2028(b)	4,250	4,201

		12,157

Food & Staples Retailing — 1.3%
Moran Foods LLC, 1st Lien Term Loan (ICE LIBOR USD 3 Month + 7.00%), 7.00%, 12/31/2038(b)	242	246

JPMorgan Floating Rate Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2021 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Moran Foods LLC, 1st Lien Term Loan B (ICE LIBOR USD 2 Month + 6.00%), 8.00%, 4/1/2024‡(b)	1,802	1,838
Moran Foods LLC, Tranche A Second Lien Term Loan (ICE LIBOR USD 2 Month + 10.75%), 11.75%, 10/1/2024(b)	3,882	3,339
United Natural Foods, Inc., 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 3.25%), 3.34%, 10/22/2025(b)	1,467	1,463
Utz Quality Foods LLC, 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 3.00%), 3.09%, 1/20/2028(b)	1,762	1,750

		8,636

Food Products — 1.8%
Atkins Nutritionals, Inc., 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 3.75%), 4.75%, 7/7/2024(b)	1,648	1,648
B&G Foods, Inc., 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 2.50%), 2.59%, 10/10/2026(b)	2,170	2,163
Hearthside Group Holdings LLC, 1st Lien Term Loan (ICE LIBOR USD 1 Month + 3.69%), 3.78%, 5/23/2025(b)	1,645	1,632
Hostess Brands LLC, 1st Lien Term Loan (ICE LIBOR USD 1 Month + 2.25%; ICE LIBOR USD 2 Month + 2.25%; ICE LIBOR USD 3 Month + 2.25%), 3.00%, 8/3/2025(b)	2,976	2,955
JBS USA LUX SA, 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 2.00%), 2.09%, 5/1/2026(b)	2,034	2,022
Shearer’s Foods LLC, 1st Lien Term Loan (ICE LIBOR USD 3 Month + 3.50%), 4.25%, 9/23/2027(b)	1,594	1,581

		12,001

Health Care Equipment & Supplies — 1.7%
Chamberlain Group, 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 3.50%), 4.00%, 11/3/2028(b)	2,881	2,861
Insulet, 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 3.25%), 3.75%, 5/4/2028(b)	4,146	4,138
Medline, 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 3.25%), 3.75%, 10/23/2028(b)(c)	4,045	4,030

		11,029

Health Care Providers & Services — 6.0%
Air Medical Group Holdings, Inc., 1st Lien Term Loan (ICE LIBOR USD 3 Month + 4.25%), 5.25%, 10/2/2025(b)	2,174	2,157
CVS Holdings I LP, 1st Lien Term Loan (ICE LIBOR USD 1 Month + 4.25%), 4.34%, 8/31/2026(b)	2,598	2,583
Envision Healthcare Corp., 1st Lien Term Loan (ICE LIBOR USD 1 Month + 3.75%), 3.84%, 10/10/2025(b)	3,181	2,391
ICON Luxembourg SARL, 1st Lien Term Loan B (Luxembourg) (ICE LIBOR USD 3 Month + 2.50%), 3.00%, 7/3/2028(b)	2,535	2,526
ICON Luxembourg SARL, 1st Lien Term Loan B (Ireland) (ICE LIBOR USD 3 Month + 2.50%), 3.00%, 7/3/2028(b)	632	629
LifePoint Health, Inc., 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 3.75%), 3.84%, 11/16/2025(b)(c)	2,569	2,545
Option Care Health, Inc., 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 2.75%), 3.25%, 10/27/2028(b)(c)	1,930	1,922
Pathway Vet Alliance LLC, 1st Lien Term Loan (ICE LIBOR USD 1 Month + 3.75%), 3.84%, 3/31/2027(b)	3,224	3,202
PCI Pharma Services, Inc., 1st Lien Term Loan (ICE LIBOR USD 3 Month + 3.50%), 4.25%, 11/30/2027(b)(c)	4,136	4,120
Pearl Intermediate Parent LLC, 1st Lien Term Loan (ICE LIBOR USD 1 Month + 2.75%), 2.84%, 2/14/2025(b)	1,998	1,967
Pearl Intermediate Parent LLC, 1st Lien Term Loan B-3 (ICE LIBOR USD 1 Month + 3.50%), 4.25%, 2/14/2025(b)	3,338	3,329
PetVet Care Centers LLC, 1st Lien Term Loan (ICE LIBOR USD 1 Month + 3.25%), 3.34%, 2/14/2025(b)	748	740

JPMorgan Floating Rate Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2021 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Sound Inpatient Physicians Holdings LLC, 1st Lien Term Loan (ICE LIBOR USD 1 Month + 2.75%), 2.84%, 6/27/2025(b)	1,488	1,476
Tennessee Merger Sub, Inc., 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 2.75%), 3.75%, 2/6/2024(b)	1,937	1,832
U.S. Renal Care, Inc., 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 5.00%), 5.09%, 6/26/2026(b)	2,186	2,121
WIRB-Copernicus Group, Inc., 1st Lien Term Loan B (ICE LIBOR USD 2 Month + 4.00%), 5.00%, 1/8/2027(b)	6,380	6,377

		39,917

Hotels, Restaurants & Leisure — 4.3%
1011778 BC ULC, 1st Lien Term Loan B (Canada) (ICE LIBOR USD 1 Month + 1.75%), 1.84%, 11/19/2026(b)	2,071	2,022
Caesars Resort Collection LLC, 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 2.75%), 2.84%, 12/23/2024(b)	3,845	3,803
CCM Merger, Inc., 1st Lien Term Loan B (ICE LIBOR USD 3 Month + 3.75%), 4.50%, 11/4/2025(b)	1,813	1,807
Enterprise Development Authority (The), 1st lien Term Loan B (ICE LIBOR USD 1 Month + 4.25%), 5.00%, 2/28/2028(b)	2,608	2,611
Golden Nugget, Inc., 1st Lien Term Loan B (ICE LIBOR USD 3 Month + 2.50%), 3.25%, 10/4/2023(b)	1,948	1,930
IRB Holding Corp., 1st Lien Term Loan B
(ICE LIBOR USD 3 Month + 2.75%), 3.75%, 2/5/2025(b)	2,867	2,845
(ICE LIBOR USD 3 Month + 3.25%), 4.25%, 12/15/2027(b)	1,810	1,801
Scientific Games International, Inc., 1st Lien Term Loan B-5 (ICE LIBOR USD 1 Month + 2.75%), 2.84%, 8/14/2024(b)	4,590	4,551
UFC Holdings LLC, 1st Lien Term Loan B-3 (ICE LIBOR USD 3 Month + 2.75%), 3.50%, 4/29/2026(b)	3,997	3,935
Whataburger, 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 3.25%), 3.75%, 8/3/2028(b)	3,100	3,078

		28,383

Household Durables — 0.9%
Cabinetworks, 1st Lien Term Loan B (ICE LIBOR USD 3 Month + 4.25%), 4.75%, 5/17/2028(b)	1,756	1,731
MI Windows and Doors, Inc., 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 3.75%), 4.50%, 12/18/2027(b)	2,114	2,107
Traeger Grills, 1st Lien Term Loan (ICE LIBOR USD 3 Month + 3.25%), 4.00%, 6/29/2028(b)	2,123	2,105

		5,943

Independent Power and Renewable Electricity Producers — 0.5%
Calpine Construction Finance Co. LP, 1st Lien Term Loan (ICE LIBOR USD 1 Month + 2.00%), 2.09%, 1/15/2025(b)	2,316	2,286
Invenergy LLC, Term Loan (ICE LIBOR USD 1 Month + 3.00%), 3.09%, 8/28/2025(b)	1,248	1,228

		3,514

Insurance — 1.6%
Asurion LLC, 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 3.25%), 3.34%, 7/31/2027(b)(c)	2,175	2,143
Asurion LLC, 1st Lien Term Loan B-3 (ICE LIBOR USD 1 Month + 5.25%), 5.34%, 1/31/2028(b)	750	743
Asurion LLC, Term Loan B-6 (ICE LIBOR USD 1 Month + 3.13%), 3.22%, 11/3/2023(b)	340	338
Asurion LLC, Term Loan B-7 (ICE LIBOR USD 1 Month + 3.00%), 3.09%, 11/3/2024(b)	2,797	2,769
HUB International Ltd., 1st Lien Term Loan B (ICE LIBOR USD 2 Month + 2.75%; ICE LIBOR USD 3 Month + 2.75%), 2.87%, 4/25/2025(b)	2,782	2,727
USI, Inc., Term Loan (ICE LIBOR USD 3 Month + 3.00%), 3.13%, 5/16/2024(b)	1,810	1,791

		10,511

Internet & Direct Marketing Retail — 1.4%
Getty Images, Inc., 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 4.50%), 4.63%, 2/19/2026(b)	2,775	2,762
GoodRx, Inc., 1st Lien Term Loan (ICE LIBOR USD 1 Month + 2.75%), 2.84%, 10/10/2025(b)(c)	4,583	4,549
Shutterfly, Inc., 1st Lien Term Loan B (ICE LIBOR USD 3 Month + 5.00%), 5.75%, 9/25/2026(b)(c)	2,100	2,029

		9,340

IT Services — 1.8%
Ancestry.com, 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 3.25%), 3.75%, 12/6/2027(b)	4,473	4,427

JPMorgan Floating Rate Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2021 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Go Daddy Group, Inc. (The), 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 1.75%), 1.84%, 2/15/2024(b)	1,471	1,454
MH Sub I LLC, 1st Lien Term Loan (ICE LIBOR USD 1 Month + 3.75%), 4.75%, 1/1/2028(b)(c)	2,070	2,060
Virtusa Corp., 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 3.75%), 4.50%, 2/11/2028(b)	627	625
Zayo Group LLC, 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 3.00%), 3.09%, 3/9/2027(b)(c)	3,235	3,161

		11,727

Leisure Products — 0.3%
Bombardier Recreational Products, Inc., 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 2.00%), 2.09%, 5/24/2027(b)	1,707	1,680
FGI Operating Co. LLC, 1st Lien Term Loan (ICE LIBOR USD 3 Month + 11.00%), 12.00%, 5/16/2022‡(b)(d)	4,050	440
FGI Operating Co. LLC, 1st Lien Term Loan B 12/31/2100(d)	21,516	—	(e)
Steinway Musical Instruments, Inc., 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 3.75%), 4.75%, 2/14/2025(b)	142	141

		2,261

Life Sciences Tools & Services — 2.6%
Albany Molecular Research, Inc., 1st Lien Term Loan (ICE LIBOR USD 3 Month + 3.75%), 4.50%, 8/30/2026(b)	4,611	4,599
Avantor Funding, Inc., 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 2.25%), 2.75%, 11/8/2027(b)	4,844	4,817
PAREXEL International Corp., 1st Lien Term Loan (ICE LIBOR USD 1 Month + 3.50%), 4.00%, 11/15/2028(b)(c)	4,616	4,594
PPD, Inc., 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 2.00%), 2.50%, 1/13/2028(b)	3,010	3,001

		17,011

Machinery — 2.3%
Alliance Laundry Systems LLC, 1st Lien Term Loan B (ICE LIBOR USD 3 Month + 3.50%), 4.25%, 10/8/2027(b)	3,893	3,889
Club Car, 1st Lien Term Loan (ICE LIBOR USD 3 Month + 4.00%), 4.50%, 6/1/2028(b)	2,236	2,226
Sundyne, 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 4.25%), 5.25%, 3/17/2027(b)	3,040	3,027
Thyssenkrupp Elevators, 1st Lien Term Loan B1 (ICE LIBOR USD 6 Month + 3.50%), 4.00%, 7/30/2027(b)(c)	3,152	3,139
Titan Acquisition Ltd., 1st Lien Term Loan B (ICE LIBOR USD 3 Month + 3.00%), 3.17%, 3/28/2025(b)	3,140	3,058

		15,339

Media — 6.7%
Altice Financing SA, 1st Lien Term Loan (ICE LIBOR USD 3 Month + 2.75%), 2.87%, 7/15/2025(b)	1,942	1,902
CBS Radio, Inc., 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 2.50%), 2.59%, 11/18/2024(b)	1,348	1,328
Clear Channel Outdoor Holdings, Inc., 1st Lien Term Loan B (ICE LIBOR USD 2 Month + 3.50%; ICE LIBOR USD 3 Month + 3.50%), 3.63%, 8/21/2026(b)	8,643	8,447
CSC Holdings LLC, 1st Lien Term Loan (ICE LIBOR USD 1 Month + 2.25%), 2.34%, 7/17/2025(b)	5,359	5,251
CSC Holdings LLC, 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 2.25%), 2.34%, 1/15/2026(b)	2,106	2,061
Diamond Sports Group LLC, 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 3.25%), 3.35%, 8/24/2026(b)	1,757	734
Directv Financing LLC, 1st Lien Term Loan (ICE LIBOR USD 3 Month + 5.00%), 5.75%, 8/2/2027(b)	2,763	2,756
E.W. Scripps Co. (The), 1st Lien Term Loan B-3 (ICE LIBOR USD 1 Month + 3.00%), 3.75%, 1/7/2028(b)	1,822	1,817
Gray Television, Inc., 1st Lien Term Loan B
(ICE LIBOR USD 1 Month + 2.25%), 2.35%, 2/7/2024(b)	1,120	1,110
(ICE LIBOR USD 1 Month + 2.50%), 2.60%, 1/2/2026(b)	1,713	1,692

JPMorgan Floating Rate Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2021 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Gray Television, Inc., 1st Lien Term Loan D (ICE LIBOR USD 3 Month + 3.00%), 3.00%, 10/27/2028(b)(c)	945	939
iHeartCommunications, Inc., 1st Lien Term Loan (ICE LIBOR USD 1 Month + 3.00%), 3.09%, 5/1/2026(b)	3,717	3,668
iHeartCommunications, Inc., Term Loan B (ICE LIBOR USD 1 Month + 3.25%), 3.75%, 5/1/2026(b)	813	807
Meredith Corp., 1st Lien Term Loan B
(3-MONTH PRIME + 1.50%), 4.75%, 1/31/2025(b)	1,232	1,230
(ICE LIBOR USD 3 Month + 4.25%), 5.25%, 1/31/2025(b)	1,837	1,872
Nexstar Broadcasting, Inc., 1st Lien Term Loan B
(ICE LIBOR USD 1 Month + 2.25%), 2.34%, 1/17/2024(b)	1,056	1,050
(ICE LIBOR USD 1 Month + 2.50%), 2.60%, 9/18/2026(b)	2,527	2,507
Red Ventures LLC, 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 2.50%), 2.59%, 11/8/2024(b)	1,704	1,685
Summer BC Holdco B SARL, 1st Lien Term Loan B (ICE LIBOR USD 3 Month + 4.50%), 5.25%, 12/4/2026(b)(c)	2,128	2,120
Univision Communications Inc., 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 3.25%), 4.00%, 3/15/2026(b)(c)	2,250	2,243

		45,219

Oil, Gas & Consumable Fuels — 1.3%
Buckeye Partners LP, 1st Lien Term Loan B1 (ICE LIBOR USD 1 Month + 2.25%), 2.35%, 11/1/2026(b)(c)	2,458	2,442
CITGO Holding, Inc., 1st Lien Term Loan B (ICE LIBOR USD 3 Month + 7.00%), 8.00%, 8/1/2023(b)	1,428	1,413
Grizzly Acquisitions, Inc., 1st Lien Term Loan B (ICE LIBOR USD 3 Month + 3.25%), 3.38%, 10/1/2025(b)	1,410	1,406
Navitas Midstream Midland Basin LLC, 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 4.00%), 4.75%, 12/13/2024(b)	3,153	3,140

		8,401

Paper & Forest Products — 0.1%
Asplundh Tree Expert LLC, 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 1.75%), 1.84%, 9/7/2027(b)	687	682

Personal Products — 1.5%
Conair Holdings LLC, 1st Lien Term Loan B (ICE LIBOR USD 3 Month + 3.75%), 4.25%, 5/17/2028(b)	3,910	3,899
Nestle Skin Health, Term Loan B (Luxembourg) (ICE LIBOR USD 3 Month + 3.75%), 4.50%, 10/1/2026(b)	6,273	6,245

		10,144

Pharmaceuticals — 1.8%
Endo Pharmaceutical, 1st Lien Term Loan B (ICE LIBOR USD 3 Month + 5.00%), 5.75%, 3/27/2028(b)	633	614
Jazz Pharmaceuticals plc, 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 3.50%), 4.00%, 5/5/2028(b)	3,768	3,758
Valeant Pharmaceuticals International, Inc., 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 3.00%), 3.09%, 6/2/2025(b)	7,820	7,743

		12,115

Professional Services — 0.5%
Dun & Bradstreet Corp. (The), 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 3.25%), 3.34%, 2/6/2026(b)	3,138	3,104

Road & Rail — 1.9%
First Student Bidco, Inc., 1st Lien Term Loan B (ICE LIBOR USD 3 Month + 3.00%), 3.50%, 7/21/2028(b)(c)	3,034	3,003
First Student Bidco, Inc., 1st Lien Term Loan C (ICE LIBOR USD 3 Month + 3.00%), 3.50%, 7/21/2028(b)	998	988
Genesee & Wyoming, Inc., 1st Lien Term Loan (ICE LIBOR USD 3 Month + 2.00%), 2.13%, 12/30/2026(b)	3,766	3,729
Hertz Corp. (The), 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 3.25%), 3.75%, 6/30/2028(b)(c)	4,326	4,313
Hertz Corp. (The), 1st Lien Term Loan C (ICE LIBOR USD 1 Month + 3.25%), 3.75%, 6/30/2028(b)	507	506

		12,539

Semiconductors & Semiconductor Equipment — 1.0%
Brooks Automation, 1st Lien Term Loan B

JPMorgan Floating Rate Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2021 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
(ICE LIBOR USD 3 Month + 3.75%), 4.25%, 11/17/2028(b)(c)	2,640	2,622
(ICE LIBOR USD 3 Month + 6.25%), 6.75%, 11/16/2029(b)(c)	746	745
Synaptics, Inc., 1st Lien Term Loan B (ICE LIBOR USD 3 Month + 2.25%), 2.75%, 10/20/2028(b)(c)	3,182	3,166

		6,533

Software — 5.8%
Ascend Learning LLC, Term Loan B
(ICE LIBOR USD 1 Month + 3.00%), 4.00%, 7/12/2024(b)	3,519	3,489
(ICE LIBOR USD 1 Month + 3.75%), 4.75%, 7/12/2024(b)	404	404
Camelot Finance LP, 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 3.00%), 4.00%, 10/30/2026(b)	2,978	2,973
DigiCert, Inc., 1st Lien Term Loan (ICE LIBOR USD 1 Month + 7.00%), 7.09%, 2/19/2029(b)	620	624
Greeneden U.S. Holdings I LLC, 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 4.00%), 4.75%, 12/1/2027(b)	5,371	5,354
Hyland Software, Inc., 1st Lien Term Loan (ICE LIBOR USD 1 Month + 3.50%), 4.25%, 7/1/2024(b)	1,851	1,846
ION Corporates, 1st Lien Term Loan B (ICE LIBOR USD 3 Month + 3.75%), 3.92%, 3/11/2028(b)	1,664	1,646
LogMeIn, Inc., 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 4.75%), 4.84%, 8/31/2027(b)	3,072	3,051
Netsmart Technologies, Inc., 1st Lien Term Loan B (ICE LIBOR USD 3 Month + 4.00%), 4.75%, 10/1/2027(b)	2,177	2,173
Project Boost Purchaser LLC, 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 3.50%), 3.59%, 6/1/2026(b)	2,785	2,760
Proofpoint, Inc., 1st Lien Term Loan B (ICE LIBOR USD 3 Month + 3.25%), 3.75%, 8/31/2028(b)(c)	2,365	2,341
Qlik Technologies, 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 4.00%), 4.10%, 4/26/2024(b)	1,780	1,771
RealPage, Inc., 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 3.25%), 3.75%, 4/24/2028(b)	2,070	2,049
SS&C Technologies Holdings, Inc., 1st Lien Term Loan B-3 (ICE LIBOR USD 1 Month + 1.75%), 1.84%, 4/16/2025(b)	875	862
SS&C Technologies Holdings, Inc., 1st Lien Term Loan B-4 (ICE LIBOR USD 1 Month + 1.75%), 1.84%, 4/16/2025(b)	710	700
ThoughtWorks, Inc., 1st Lien Term Loan (ICE LIBOR USD 1 Month + 3.00%), 3.50%, 3/24/2028(b)	1,323	1,316
Ultimate Software Group, 1st Lien Term Loan (ICE LIBOR USD 3 Month + 3.25%), 3.75%, 5/4/2026(b)(c)	285	283
Ultimate Software Group, Inc. (The), 1st Lien Term Loan
(ICE LIBOR USD 1 Month + 3.75%), 3.84%, 5/4/2026(b)	2,357	2,344
(ICE LIBOR USD 3 Month + 3.25%), 4.00%, 5/4/2026(b)	2,582	2,566

		38,552

Specialty Retail — 3.9%
AppleCaramel Buyer LLC, 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 4.00%), 4.50%, 10/19/2027(b)(c)	2,852	2,838
Claire’s Stores, Inc., 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 6.50%), 6.59%, 12/18/2026(b)(f)	2,671	2,642
Consilio, 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 4.00%), 4.50%, 5/12/2028(b)	3,178	3,139
DigiCert, Inc., 1st Lien Term Loan (ICE LIBOR USD 1 Month + 4.00%), 4.09%, 10/16/2026(b)	1,334	1,328
Leslie’s Poolmart, Inc., 1st Lien Term Loan B (ICE LIBOR USD 3 Month + 2.50%), 3.00%, 3/9/2028(b)	4,349	4,321
Park River Holdings, Inc., 1st Lien Term Loan B (ICE LIBOR USD 3 Month + 3.25%), 4.00%, 12/28/2027(b)	2,193	2,172
Petco Health and Wellness Co., Inc., Term Loan B (ICE LIBOR USD 3 Month + 3.25%), 4.00%, 3/3/2028(b)	3,805	3,780
Pure Fishing, Inc., 1st Lien Term Loan (ICE LIBOR USD 1 Month + 4.50%), 4.59%, 12/22/2025(b)	3,618	3,497
Serta Simmons Bedding LLC, 1st Lien Term Loan (ICE LIBOR USD 1 Month + 7.50%), 8.50%, 8/10/2023(b)	1,025	956

JPMorgan Floating Rate Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2021 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Staples, Inc., 1st Lien Term Loan (ICE LIBOR USD 3 Month + 5.00%), 5.13%, 4/16/2026(b)	1,020	978

		25,651

Technology Hardware, Storage & Peripherals — 1.3%
KDC US Holdings, Inc., 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 3.75%), 3.84%, 12/22/2025(b)	4,850	4,772
Quest Software US Holdings, Inc., 1st Lien Term Loan (ICE LIBOR USD 3 Month + 4.25%), 4.38%, 5/16/2025(b)	2,878	2,871
Quest Software US Holdings, Inc., 2nd Lien Term Loan (ICE LIBOR USD 3 Month + 8.25%), 8.38%, 5/18/2026(b)	1,089	1,086

		8,729

Textiles, Apparel & Luxury Goods — 0.5%
Birkenstock, 1st Lien Term Loan B (ICE LIBOR USD 6 Month + 3.25%), 3.75%, 4/28/2028(b)(c)	3,227	3,202

Wireless Telecommunication Services — 0.5%
CCI Buyer, Inc., 1st Lien Term Loan B (ICE LIBOR USD 3 Month + 3.75%), 4.50%, 12/17/2027(b)	3,025	3,016

TOTAL LOAN ASSIGNMENTS (Cost $571,251)		563,374

CORPORATE BONDS — 8.3%
Auto Components — 0.5%
American Axle & Manufacturing, Inc.
6.25%, 3/15/2026	2,000	2,045
6.50%, 4/1/2027	1,000	1,037

		3,082

Chemicals — 0.2%
Trinseo Materials Operating SCA 5.38%, 9/1/2025(g)	1,500	1,517

Consumer Finance — 0.9%
Ford Motor Credit Co. LLC 4.13%, 8/17/2027	5,750	6,066

Diversified Telecommunication Services — 1.2%
CCO Holdings LLC
5.13%, 5/1/2027(g)	6,000	6,176
5.00%, 2/1/2028(g)	1,900	1,957

		8,133

Electric Utilities — 0.0%(h)
Texas Competitive Electric Holdings Co. LLC 8.50%, 10/1/2022‡(d)	75,000	113

Electrical Equipment — 0.4%
Sensata Technologies BV 4.00%, 4/15/2029(g)	2,500	2,535

Equity Real Estate Investment Trusts (REITs) — 0.3%
VICI Properties LP 3.75%, 2/15/2027(g)	1,750	1,794

Health Care Providers & Services — 2.1%
HCA, Inc.
5.38%, 9/1/2026	4,750	5,300
5.63%, 9/1/2028	2,250	2,600
Tenet Healthcare Corp.
7.50%, 4/1/2025(g)	3,100	3,260
5.13%, 11/1/2027(g)	2,500	2,567
4.63%, 6/15/2028(g)	1,000	1,020

		14,747

Health Care Technology — 0.1%
IQVIA, Inc. 5.00%, 10/15/2026(g)	700	716

Hotels, Restaurants & Leisure — 0.2%
Six Flags Entertainment Corp. 4.88%, 7/31/2024(g)	1,268	1,277

Household Durables — 0.2%
Newell Brands, Inc. 4.70%, 4/1/2026(i)	1,000	1,071

Media — 0.8%
DISH DBS Corp. 5.88%, 11/15/2024	2,000	2,023
Sirius XM Radio, Inc. 3.13%, 9/1/2026(g)	3,100	3,053

		5,076

Oil, Gas & Consumable Fuels — 0.6%
Antero Midstream Partners LP 7.88%, 5/15/2026(g)	1,500	1,606
NuStar Logistics LP 5.63%, 4/28/2027	2,000	2,043

		3,649

Software — 0.2%
SS&C Technologies, Inc. 5.50%, 9/30/2027(g)	1,000	1,039

Specialty Retail — 0.4%
Staples, Inc. 7.50%, 4/15/2026(g)	2,768	2,748

Wireless Telecommunication Services — 0.2%
Sprint Corp. 7.88%, 9/15/2023	1,050	1,154

TOTAL CORPORATE BONDS (Cost $54,235)		54,717

COMMON STOCKS — 1.0%
Food & Staples Retailing — 0.1%
Moran Foods Backstop Equity*‡	167	667

Media — 0.4%
Clear Channel Outdoor Holdings, Inc.*	369	1,133
iHeartMedia, Inc., Class A*	62	1,214

		2,347

JPMorgan Floating Rate Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2021 (Unaudited) (continued)

Investments	Shares (000)	Value ($000)
Multiline Retail — 0.0%(h)
Neiman Marcus Group Restricted Equity*	1	171

Professional Services — 0.3%
NMG, Inc.*	16	2,372

Specialty Retail — 0.2%
Claire’s Stores, Inc.*‡	3	1,144

TOTAL COMMON STOCKS (Cost $6,516)		6,701

CONVERTIBLE PREFERRED STOCKS — 1.0%

Specialty Retail — 1.0%
Claire’s Stores, Inc.*‡(Cost $889)	2	6,430

	No. of Warrants (000)

WARRANTS — 0.0%(h)

Diversified Telecommunication Services — 0.0%(h)
Windstream Holdings, Inc. expiring 12/31/2049, price 10.75 USD*‡	7	99

Entertainment — 0.0%(h)
Cineworld Group expiring 12/31/2049, price 4,149.00 GBP (United Kingdom)*	63	5

TOTAL WARRANTS (Cost $ — )		104

	Shares (000)

SHORT-TERM INVESTMENTS — 10.3%

INVESTMENT COMPANIES — 10.3%
JPMorgan U.S. Government Money Market Fund Class Institutional Shares, 0.01%(j)(k)(Cost $68,478)	68,478	68,478

Total Investments — 105.5% (Cost $701,369)		699,804
Liabilities in Excess of Other Assets — (5.5)%		(36,716)

Net Assets — 100.0%		663,088

Percentages indicated are based on net assets.

JPMorgan Floating Rate Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2021 (Unaudited) (continued)

Abbreviations

GBP	British Pound
ICE	Intercontinental Exchange
LIBOR	London Interbank Offered Rate
SCA	Limited partnership with share capital
USD	United States Dollar
(a)	Loan assignments are presented by obligor. Each series or loan tranche underlying each obligor may have varying terms.
(b)	Variable or floating rate security, linked to the referenced benchmark. The interest rate shown is the current rate as of November 30, 2021.
(c)	All or a portion of this security is unsettled as of November 30, 2021. Unless otherwise indicated, the coupon rate is undetermined. The coupon rate shown may not be accrued for the entire position.
(d)	Defaulted security.
(e)	Amount rounds to less than one thousand.
(f)	Fund is subject to legal or contractual restrictions on the resale of the security.
(g)	Securities exempt from registration under Rule 144A or section 4(a)(2), of the Securities Act of 1933, as amended.
(h)	Amount rounds to less than 0.1% of net assets.
(i)	Step bond. Interest rate is a fixed rate for an initial period that either resets at a specific date or may reset in the future contingent upon a predetermined trigger. The interest rate shown is the current rate as of November 30, 2021.
(j)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(k)	The rate shown is the current yield as of November 30, 2021.
*	Non-income producing security.
‡	Value determined using significant unobservable inputs.

JPMorgan Floating Rate Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2021 (Unaudited) (continued)

(Dollar values in thousands)

A. Valuation of Investments – Investments are valued in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund’s valuation policies set forth by, and under the supervision and responsibility of, the Board of Trustees of the Trust (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.

J.P. Morgan Investment Management Inc. (the “Administrator”) has established the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to assist the Board with the oversight and monitoring of the valuation of the Fund’s investments. The Administrator implements the valuation policies of the Fund’s investments, as directed by the Board. The AVC oversees and carries out the policies for the valuation of investments held in the Fund. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events, and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and, at least on a quarterly basis, with the AVC and the Board.

A market-based approach is primarily used to value the Fund’s investments. Investments for which market quotations are not readily available are fair valued by approved affiliated and/or unaffiliated pricing vendors or third party broker-dealers (collectively referred to as “Pricing Services”) or may be internally fair valued using methods set forth by the valuation policies approved by the Board. This may include the use of related or comparable assets or liabilities, recent transactions, market multiples, book values and other relevant information for the investment. An income-based valuation approach may be used in which the anticipated future cash flows of the investment are discounted to calculate the fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. It is possible that the estimated values may differ significantly from the values that would have been used had a ready market for the investments existed, and such differences could be material.

Fixed income instruments are valued based on prices received from Pricing Services. The Pricing Services use multiple valuation techniques to determine the valuation of fixed income instruments. In instances where sufficient market activity exists, the Pricing Services may utilize a market-based approach through which trades or quotes from market makers are used to determine the valuation of these instruments. In instances where sufficient market activity may not exist, the Pricing Services also utilize proprietary valuation models which may consider market transactions in comparable securities and the various relationships between securities in determining fair value and/or market characteristics in order to estimate the relevant cash flows, which are then discounted to calculate the fair values.

Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset values (“NAV”) of the Fund are calculated on a valuation date.

Investments in open-end investment companies (“Underlying Funds”) are valued at each Underlying Fund’s NAV per share as of the report date.

See the table on “Quantitative Information about Level 3 Fair Value Measurements” for information on the valuation techniques and inputs used to value level 3 securities held by the Fund at November 30, 2021.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer-related events after the report date and prior to issuance of the report are not reflected herein.

The various inputs that are used in determining the valuation of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 — Unadjusted inputs using quoted prices in active markets for identical investments.

•

Level 2 — Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.

•

Level 3 — Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s assumptions in determining the fair value of investments).

JPMorgan Floating Rate Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2021 (Unaudited) (continued)

(Dollar values in thousands)

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

The following table represents each valuation input as presented on the Schedule of Portfolio Investments:

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Common Stocks
Food & Staples Retailing	$—	$—	$667	$667
Media	2,347	—	—	2,347
Multiline Retail	171	—	—	171
Professional Services	—	2,372	—	2,372
Specialty Retail	—	—	1,144	1,144

Total Common Stocks	2,518	2,372	1,811	6,701

Convertible Preferred Stocks	—	—	6,430	6,430
Corporate Bonds
Auto Components	—	3,082	—	3,082
Chemicals	—	1,517	—	1,517
Consumer Finance	—	6,066	—	6,066
Diversified Telecommunication Services	—	8,133	—	8,133
Electric Utilities	—	—	113	113
Electrical Equipment	—	2,535	—	2,535
Equity Real Estate Investment Trusts (REITs)	—	1,794	—	1,794
Health Care Providers & Services	—	14,747	—	14,747
Health Care Technology	—	716	—	716
Hotels, Restaurants & Leisure	—	1,277	—	1,277
Household Durables	—	1,071	—	1,071
Media	—	5,076	—	5,076
Oil, Gas & Consumable Fuels	—	3,649	—	3,649
Software	—	1,039	—	1,039
Specialty Retail	—	2,748	—	2,748
Wireless Telecommunication Services	—	1,154	—	1,154

Total Corporate Bonds	—	54,604	113	54,717

Loan Assignments
Aerospace & Defense	—	9,532	—	9,532
Airlines	—	2,514	—	2,514
Auto Components	—	15,289	—	15,289
Automobiles	—	1,325	—	1,325
Beverages	—	4,097	—	4,097
Building Products	—	5,973	—	5,973
Capital Markets	—	2,608	—	2,608
Chemicals	—	27,755	—	27,755
Commercial Services & Supplies	—	18,386	—	18,386
Communications Equipment	—	8,036	—	8,036
Construction & Engineering	—	8,370	—	8,370
Containers & Packaging	—	24,502	—	24,502
Diversified Consumer Services	—	14,860	—	14,860
Diversified Financial Services	—	6,165	—	6,165
Diversified Telecommunication Services	—	18,523	—	18,523
Electric Utilities	—	13,580	—	13,580
Electrical Equipment	—	10,306	—	10,306
Electronic Equipment, Instruments & Components	—	3,942	—	3,942
Energy Equipment & Services	—	1,955	—	1,955
Entertainment	—	12,157	—	12,157
Food & Staples Retailing	—	6,798	1,838	8,636
Food Products	—	12,001	—	12,001
Health Care Equipment & Supplies	—	11,029	—	11,029
Health Care Providers & Services	—	39,918	—	39,918
Hotels, Restaurants & Leisure	—	28,383	—	28,383
Household Durables	—	5,944	—	5,944
Independent Power and Renewable Electricity Producers	—	3,514	—	3,514
Insurance	—	10,511	—	10,511
Internet & Direct Marketing Retail	—	9,340	—	9,340
IT Services	—	11,727	—	11,727
Leisure Products	—	1,821	440	2,261
Life Sciences Tools & Services	—	17,011	—	17,011
Machinery	—	15,339	—	15,339
Media	—	45,218	—	45,218
Oil, Gas & Consumable Fuels	—	8,401	—	8,401
Paper & Forest Products	—	681	—	681
Personal Products	—	10,144	—	10,144
Pharmaceuticals	—	12,115	—	12,115
Professional Services	—	3,104	—	3,104
Road & Rail	—	12,539	—	12,539
Semiconductors & Semiconductor Equipment	—	6,533	—	6,533
Software	—	38,552	—	38,552
Specialty Retail	—	25,651	—	25,651
Technology Hardware, Storage & Peripherals	—	8,729	—	8,729
Textiles, Apparel & Luxury Goods	—	3,202	—	3,202
Wireless Telecommunication Services	—	3,016	—	3,016

Total Loan Assignments	—	561,096	2,278	563,374

Warrants
Diversified Telecommunication Services	—	—	99	99
Entertainment	—	5	—	5

Total Warrants	—	5	99	104

Short-Term Investments
Investment Companies	68,478	—	—	68,478

Total Investments in Securities	$70,996	$618,077	$10,731	$699,804

The following is a summary of investments for which significant unobservable inputs (level 3) were used in determining fair value:

	Balance as of February 28, 2021		Realized gain (loss)	Change in net unrealized appreciation (depreciation)	Net accretion (amortization)	Purchases[1]	Sales[2]	Transfers into Level 3	Transfers out of Level 3	Balance as of November 30, 2021
Investments in Securities:
Collateralized Mortgage Obligations	$—	(a)	$ (470)	$470	$—	$—	$—	$—	$—	$—
Common Stocks	1,679		(4,813)	4,945	—	—	—	—	—	1,811
Convertible Preferred Stocks	4,545		264	1,969	—	—	(348)	—	—	6,430
Corporate Bonds	1,698		147	(116)	—	—	(1,616)	—	—	113
Loan Assignments	4,411		—	(1,130)	30	6,064	(7,097)	—	—	2,278
Rights	794		912	(794)	—	—	(912)	—	—	—
Warrants	91		—	8	—	—	—	—	—	99

Total	$13,218		$(3,960)	$5,352	$30	$6,064	$(9,973)	$—	$—	$10,731

[1]	Purchases include all purchases of securities and securities received in corporate actions.
[2]	Sales include all sales of securities, maturities, paydowns and securities tendered in corporate actions.
(a)	Value is zero.

The changes in net unrealized appreciation (depreciation) attributable to securities owned at November 30, 2021, which were valued using significant unobservable inputs (level 3) amounted to $978.

The significant unobservable inputs used in the fair value measurement of the Fund’s investments are listed below. Generally, a change in the assumptions used in any input in isolation may be accompanied by a change in another input. Significant changes in any of the unobservable inputs may significantly impact the fair value measurement. The impact is based on the relationship between each unobservable input and the fair value measurement. Significant increases (decreases) in enterprise multiples may increase (decrease) the fair value measurement. Significant increases (decreases) in the discount for lack of marketability, liquidity discount, probability of default, yield and default rate may decrease (increase) the fair value measurement. A significant change in the discount rate or prepayment rate (Constant Prepayment Rate or PSA Prepayment Model) may decrease or increase the fair value measurement.

	Quantitative Information about Level 3 Fair Value Measurements #

	Fair Value at November 30, 2021	Valuation Technique(s)	Unobservable Input	Range (Weighted Average) (a)
	$1,838	Term of Restructuring	Expected Recovery	100.00% (100.00%)

Loan Assignments	1,838

	99	Market Comparable Companies	EBITDA Multiple (b)	5.3x (5.3x)

Warrants	99

Total	$1,937

#

The table above does not include certain level 3 investments that are valued by brokers and Pricing Services. At November 30, 2021, the value of these investments was $8,794. The inputs for these investments are not readily available or cannot be reasonably estimated and generally are those inputs described in Note A.

(a)	Unobservable inputs were weighted by the relative fair value of the instruments.
(b)	Represents amounts used when the reporting entity has determined that market participants would take into account such multiples when pricing the investments.

B. Investment Transactions with Affiliates — The Fund invested in an Underlying Fund, which is advised by the Adviser. An issuer which is under common control with the Fund may be considered an affiliate. The Fund assumes the issuer listed in the table below to be an affiliated issuer. The Underlying Fund’s distributions may be reinvested into such Underlying Fund. Reinvestment amounts are included in the purchases at cost amount in the table below.

For the period ended November 30, 2021
Security Description	Value at February 28, 2021	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at November 30, 2021	Shares at November 30, 2021	Dividend Income	Capital Gain Distributions
JPMorgan U.S. Government Money Market Fund Class Institutional Shares, 0.01%(a)(b)	$38,568	$249,901	$219,991	$—	$—	$68,478	68,478	$3	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of November 30, 2021.